Other Non-current Assets and Trade and Other Current Assets - Summary of Trade and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Trade and other current assets
Trade receivables - net	€ 99,904	€ 113,518		€ 91,451
Accrued revenue	41,754	36,575		34,560
Prepaid expenses and other current assets	27,061	16,745		15,992
Taxes receivable	24,029	12,415		5,416
Collateralized cash	12,865	533		402
Trade and other current assets	€ 205,613	€ 179,786	[1]	€ 147,821	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.